Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Maturity Analysis of Lease Payments on an Undiscounted Basis	The following table sets out the maturity analysis of lease payments, on an undiscounted basis.

	Year ended December 31,
	2024	2023
	$’000	$’000
Less than one year	271	360
One to two years	271	288
Two to three years	135	288
Three to four years	-	144
Total undiscounted lease payable	677	1,080